SA JPMorgan MFS Core Bond Portfolio Investment Risks - SA JPMorgan MFS Core Bond Portfolio	Dec. 31, 2025
Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bonds Risk. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
When Issued Securities and Delayed Delivery and Forward Commitment Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	When-Issued Securities and Delayed Delivery and Forward Commitment Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Risks associated with investments in emerging markets may include: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasive corruption and crime; exchange rate volatility; inflation, deflation or currency devaluation; violent military or political conflicts; confiscations and other government restrictions by the United States or other governments; and government instability. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Fixed income securities may be subject to volatility due to changes in interest rates. The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Portfolio’s performance. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Junk Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Junk Bonds Risk. The Portfolio may invest significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices fluctuate from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back or “call” certain of the convertible securities at a time unfavorable to the Portfolio.
Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Deferred dividend payments by an issuer of preferred stock could have adverse tax consequences for the Portfolio and may cause the preferred stock to lose substantial value.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. Issuers with low credit ratings typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.
Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position. Certain derivatives have the potential for unlimited losses. By purchasing over-the-counter derivatives, the Portfolio is exposed to credit quality risk of the counterparty.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to a security, loan or derivative held by the Portfolio becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.
Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Hedging Risk. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. For gross currency hedges, there is an additional risk, to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.
Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar-denominated securities.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. The Portfolio may engage in certain transactions that may expose it to leverage risk, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions and derivatives. The use of leverage may cause the Portfolio to liquidate portfolio positions at inopportune times in order to meet regulatory asset coverage requirements, fulfill leverage contract terms, or for other reasons. Leveraging, including borrowing, tends to increase the Portfolio’s exposure to market risk, interest rate risk or other risks, and thus may cause the Portfolio to be more volatile than if the Portfolio had not utilized leverage.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse social, political, regulatory or economic developments in the United States or abroad; changes in investor psychology; technological disruptions; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, trade wars and sanctions, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
Mortgage and Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Loan Participations and Assignments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Loan Participations and Assignments Risk. The lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such securities and the Portfolio’s ability to dispose of particular assignments or participations when necessary to meet the Portfolio’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. In periods of increasing interest rates, the occurrence of prepayments generally declines, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.
Insurer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Insurer Risk. Insured municipal and mortgage- and asset-backed securities typically receive a higher credit rating, allowing the issuer of the securities to pay a lower interest rate. In purchasing such insured securities, the portfolio manager gives consideration to the credit quality of both the issuer and the insurer. The insurance reduces the credit risk for a particular security by supplementing the creditworthiness of the underlying security and provides an additional source for payment of the principal and interest of a security in the case the original issuer defaults. To the extent the Portfolio holds insured securities, a change in the credit rating of any one or more of the insurers that insure the securities in the Portfolio’s portfolio may affect the value of the securities they insure, the Portfolio’s share price and Portfolio performance. The Portfolio might also be adversely impacted by the inability of an insurer to meet its insurance obligations. Certain of the insurance companies that provide insurance for these securities provide insurance for subprime securities. If the value of these securities declines and/or the issuer defaults, such events increase an insurer’s risk of having to make payments to holders of such securities. Because of this risk, the ratings of some insurance companies have been, or may be, downgraded and it is possible that an insurance company may become insolvent and be unable to pay in the event the issuer defaults. In either event, the securities insured by such an insurance company may become susceptible to increased risk of lower valuations and possible loss.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.
US Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Roll Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Roll Transactions Risk. Roll transactions involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
ESG Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time. ESG characteristics may not be the only factors considered in selecting investments and as a result, the Portfolio’s investments may not have favorable ESG characteristics or high ESG ratings.
Sub Prime Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sub-Prime Debt Securities Risk. The issuer of a sub-prime debt security may default on its payments of interest or principal on a security when due. These risks are more pronounced in the case of sub-prime debt instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.
Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.
Active Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Trading Risk. The Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and could affect its performance. During periods of increased market volatility, active trading may be more pronounced.
Affiliated Fund Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.